BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Communications - 9.9%
Cable & Satellite - 0.4%
Charter Communications, Inc. - Class A (a)	316	$ 125,441
Comcast Corporation - Class A	11,514	497,290
		622,731
Entertainment Content - 0.3%
Walt Disney Company (The)	5,061	594,516

Internet Media & Services - 7.4%
Alphabet, Inc. - Class A	20,458	3,456,379
Alphabet, Inc. - Class C	16,717	2,850,081
Booking Holdings, Inc.	113	587,824
Meta Platforms, Inc. - Class A	7,035	4,040,341
Netflix, Inc. (a)	1,323	1,173,250
Shopify, Inc. - Class A (a)	10,613	1,226,863
		13,334,738
Publishing & Broadcasting - 0.1%
TKO Group Holdings, Inc. (a)	1,287	177,554

Telecommunications - 1.7%
AT&T, Inc.	23,013	532,981
Deutsche Telekom AG - ADR	30,396	974,496
SoftBank Group Corporation - ADR	14,897	446,165
T-Mobile US, Inc.	1,719	424,490
Verizon Communications, Inc.	12,481	553,407
		2,931,539
Consumer Discretionary - 9.7%
Apparel & Textile Products - 0.7%
Deckers Outdoor Corporation (a)	5,994	1,174,584

Automotive - 1.7%
General Motors Company	4,143	230,309
Tesla, Inc. (a)	8,304	2,866,209
		3,096,518

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Consumer Discretionary - 9.7% (Continued)
Consumer Services - 0.1%
Stride, Inc. (a)	1,647	$ 176,015

E-Commerce Discretionary - 3.5%
Amazon.com, Inc. (a)	30,600	6,361,434

Home & Office Products - 0.2%
HNI Corporation	1,880	106,502
Tempur Sealy International, Inc.	3,501	195,986
		302,488
Home Construction - 0.8%
Armstrong World Industries, Inc.	1,544	246,777
KB Home	1,324	109,548
M/I Homes, Inc. (a)	651	107,435
Meritage Homes Corporation	767	146,551
Taylor Morrison Home Corporation (a)	3,235	238,969
Toll Brothers, Inc.	3,188	526,562
Tri Pointe Homes, Inc. (a)	3,590	156,273
		1,532,115
Leisure Facilities & Services - 1.0%
Brinker International, Inc. (a)	1,094	144,703
Light & Wonder, Inc. (a)	1,079	102,548
McDonald's Corporation	2,120	627,541
Starbucks Corporation	3,149	322,647
Texas Roadhouse, Inc.	2,018	414,235
Wingstop, Inc.	589	193,646
		1,805,320
Retail - Discretionary - 1.7%
Abercrombie & Fitch Company - Class A (a)	1,089	163,012
Dick's Sporting Goods, Inc.	771	159,782
Group 1 Automotive, Inc.	391	166,488
Home Depot, Inc. (The)	3,014	1,293,398
Kontoor Brands, Inc.	1,339	122,893
Lowe's Companies, Inc.	1,776	483,836
Williams-Sonoma, Inc.	3,661	629,765
		3,019,174

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Consumer Staples - 4.6%
Beverages - 0.4%
Coca-Cola Company (The)	6,590	$ 422,287
Coca-Cola Consolidated, Inc.	160	208,687
		630,974
Food - 0.4%
BellRing Brands, Inc. (a)	4,120	323,255
Cal-Maine Foods, Inc.	1,103	107,664
Ingredion, Inc.	1,445	212,906
		643,825
Household Products - 1.0%
Colgate-Palmolive Company	1,282	123,880
Procter & Gamble Company (The)	7,112	1,274,897
Unilever plc - ADR	7,235	432,942
		1,831,719
Retail - Consumer Staples - 2.1%
Casey's General Stores, Inc.	732	308,091
Costco Wholesale Corporation	1,415	1,375,210
Murphy USA, Inc.	580	317,724
Sprouts Farmers Market, Inc. (a)	3,764	581,463
Walmart, Inc.	13,358	1,235,615
		3,818,103
Tobacco & Cannabis - 0.5%
Altria Group, Inc.	5,888	339,973
Philip Morris International, Inc.	4,549	605,290
		945,263
Wholesale - Consumer Staples - 0.2%
US Foods Holding Corporation (a)	4,972	346,897

Energy - 2.5%
Oil & Gas Producers - 2.4%
Antero Midstream Corporation	6,789	108,420
Chevron Corporation	5,263	852,237
ConocoPhillips	2,017	218,522
DT Midstream, Inc.	2,857	303,185
Enbridge, Inc.	21,799	945,641

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Energy - 2.5% (Continued)
Oil & Gas Producers - 2.4% (Continued)
Exxon Mobil Corporation	16,474	$ 1,943,273
		4,371,278
Oil & Gas Services & Equipment - 0.1%
Archrock, Inc.	4,925	126,179

Financials - 14.5%
Asset Management - 1.3%
Affiliated Managers Group, Inc.	567	106,335
Brookfield Corporation	16,875	1,035,956
Charles Schwab Corporation (The)	4,331	358,434
Janus Henderson Group plc	2,341	106,000
Jefferies Financial Group, Inc.	4,493	355,576
StepStone Group, Inc. - Class A	1,866	122,951
Stifel Financial Corporation	2,295	265,761
		2,351,013
Banking - 5.6%
Bank of America Corporation	20,967	996,142
Bank of Nova Scotia (The)	15,957	909,868
Citigroup, Inc.	6,107	432,803
Commonwealth Bank of Australia - ADR	9,150	946,110
East West Bancorp, Inc.	2,585	283,523
HSBC Holdings plc - ADR	17,939	841,160
JPMorgan Chase & Company	10,469	2,614,319
Mitsubishi UFJ Financial Group, Inc. - ADR	78,416	933,934
Royal Bank of Canada	7,119	894,645
UMB Financial Corporation	846	106,164
US Bancorp	4,249	226,429
Wells Fargo & Company	10,322	786,227
		9,971,324
Institutional Financial Services - 2.4%
Bank of New York Mellon Corporation (The)	2,313	189,365
BlackRock, Inc. (a)	443	453,100
Evercore, Inc. - Class A	1,323	407,352
Goldman Sachs Group, Inc. (The)	1,011	615,264
Hong Kong Exchanges and Clearing Ltd. - ADR	23,496	884,390

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Financials - 14.5% (Continued)
Institutional Financial Services - 2.4% (Continued)
Houlihan Lokey, Inc.	1,606	$ 303,679
Interactive Brokers Group, Inc. - Class A	2,597	496,261
Moelis & Company - Class A	1,393	107,233
Morgan Stanley	3,899	513,147
Piper Sandler Companies	623	213,683
PJT Partners, Inc. - Class A	755	126,357
		4,309,831
Insurance - 4.3%
Allianz SE - ADR	14,040	433,696
American International Group, Inc.	2,115	162,601
Assured Guaranty Ltd.	1,144	106,712
BCG Group, Inc. - Class A	14,808	144,230
Berkshire Hathaway, Inc. - Class B (a)	7,153	3,455,042
Equitable Holdings, Inc.	8,866	427,607
Jackson Financial, Inc. - Class A	3,343	334,935
Kinsale Capital Group, Inc.	638	324,385
MetLife, Inc.	2,006	176,989
Old Republic International Corporation	5,728	223,220
Primerica, Inc.	1,673	506,501
Reinsurance Group of America, Inc.	2,471	564,377
RenaissanceRe Holdings Ltd.	1,220	349,103
Ryan Specialty Holdings, Inc.	2,136	161,054
Unum Group	5,075	390,268
		7,760,720
Specialty Finance - 0.9%
American Express Company	1,663	506,683
Capital One Financial Corporation	1,216	233,484
Fidelity National Financial, Inc.	6,209	393,589
MGIC Investment Corporation	7,549	198,237
Mr. Cooper Group, Inc. (a)	1,978	195,169
SLM Corporation	3,888	106,453
		1,633,615
Health Care - 4.8%
Biotech & Pharma - 2.5%
AbbVie, Inc.	2,800	512,204

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Health Care - 4.8% (Continued)
Biotech & Pharma - 2.5% (Continued)
Amgen, Inc.	876	$ 247,794
Bristol-Myers Squibb Company	5,927	350,997
Eli Lilly & Company	1,317	1,047,476
Gilead Sciences, Inc.	3,724	344,768
Johnson & Johnson	3,823	592,603
Novartis AG - ADR	4,129	436,724
Roche Holding AG - ADR	12,057	436,946
Sanofi - ADR	8,880	430,591
		4,400,103
Health Care Facilities & Services - 1.6%
Encompass Health Corporation	2,025	208,454
Ensign Group, Inc. (The)	1,143	167,118
RadNet, Inc. (a)	1,750	143,080
Tenet Healthcare Corporation (a)	3,686	525,918
UnitedHealth Group, Inc.	3,055	1,864,161
		2,908,731
Medical Equipment & Devices - 0.7%
Abbott Laboratories	5,354	635,895
Glaukos Corporation (a)	1,073	154,137
Medtronic plc	2,089	180,782
Penumbra, Inc. (a)	1,403	342,500
		1,313,314
Industrials - 8.3%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	812	157,934
Curtiss-Wright Corporation	1,376	514,115
General Dynamics Corporation	507	143,993
Lockheed Martin Corporation	375	198,529
Moog, Inc. - Class A	1,101	243,618
RTX Corporation	3,790	461,736
		1,719,925
Commercial Support Services - 0.9%
Clean Harbors, Inc. (a)	1,631	424,207
H&R Block, Inc.	2,699	159,996

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Commercial Support Services - 0.9% (Continued)
Recruit Holdings Company Ltd. - ADR	73,371	$ 1,017,656
		1,601,859
Diversified Industrials - 1.3%
3M Company	1,748	233,410
Emerson Electric Company	1,733	229,796
General Electric Company	3,380	615,701
Honeywell International, Inc.	2,031	473,081
ITT, Inc.	2,011	313,957
Siemens AG - ADR	4,521	438,673
		2,304,618
Electrical Equipment - 1.5%
AAON, Inc.	2,101	286,450
Acuity Brands, Inc.	713	228,652
Badger Meter, Inc.	1,057	229,179
BWX Technologies, Inc.	1,886	246,783
Lennox International, Inc.	921	614,427
nVent Electric plc	5,137	402,278
Schneider Electric SE - ADR	8,522	439,480
SPX Technologies, Inc. (a)	1,385	244,369
		2,691,618
Engineering & Construction - 1.0%
AECOM	2,947	344,710
Comfort Systems USA, Inc.	777	383,271
EMCOR Group, Inc.	1,644	838,637
Fluor Corporation (a)	3,492	196,006
Granite Construction, Inc.	1,259	125,107
		1,887,731
Industrial Intermediate Products - 0.2%
Mueller Industries, Inc.	4,544	367,019

Industrial Support Services - 0.4%
Applied Industrial Technologies, Inc.	1,090	299,445
Watsco, Inc.	876	483,201
		782,646

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Machinery - 1.0%
Caterpillar, Inc.	1,489	$ 604,698
Crane Company	1,237	225,233
Deere & Company	724	337,312
ESAB Corporation	1,581	204,075
Federal Signal Corporation	1,836	178,845
Flowserve Corporation	2,604	158,896
		1,709,059
Transportation & Logistics - 1.0%
FedEx Corporation	710	214,896
Kirby Corporation (a)	1,364	172,560
Matson, Inc.	793	121,472
Ryder System, Inc.	845	142,670
Saia, Inc. (a)	468	266,329
SkyWest, Inc. (a)	1,238	142,048
Union Pacific Corporation	969	237,075
XPO, Inc. (a)	3,334	508,135
		1,805,185
Materials - 2.2%
Chemicals - 0.6%
Balchem Corporation	685	123,656
Cabot Corporation	1,272	139,436
Linde plc	1,720	792,903
		1,055,995
Construction Materials - 1.0%
Carlisle Companies, Inc.	1,085	495,520
Eagle Materials, Inc.	1,022	315,716
Knife River Corp. (a)	1,549	160,322
Owens Corning	2,834	582,727
Simpson Manufacturing Company, Inc.	1,521	286,556
		1,840,841
Forestry, Paper & Wood Products - 0.1%
Boise Cascade Company	718	105,977

Steel - 0.5%
ATI, Inc. (a)	3,829	230,391

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Materials - 2.2% (Continued)
Steel - 0.5% (Continued)
Carpenter Technology Corporation	1,800	$ 349,272
Reliance, Inc.	1,234	396,410
		976,073
Real Estate - 9.0%
Real Estate Services - 0.1%
Jones Lang LaSalle, Inc. (a)	945	265,167

REITs - 8.9%
American Homes 4 Rent - Class A	4,180	160,052
American Tower Corporation	5,180	1,082,620
AvalonBay Communities, Inc.	3,044	716,405
BXP, Inc.	2,860	234,491
CareTrust REIT, Inc.	4,692	139,775
Digital Realty Trust, Inc.	5,467	1,069,837
Equinix, Inc.	1,733	1,700,905
Equity LifeStyle Properties, Inc.	4,513	321,912
Equity Residential	7,310	560,385
Essential Properties Realty Trust, Inc.	3,699	126,136
Essex Property Trust, Inc.	1,400	434,644
Extra Space Storage, Inc.	2,418	413,381
Federal Realty Investment Trust	1,992	232,367
Iron Mountain, Inc.	6,307	779,987
Kimco Realty Corporation	14,618	373,782
Lamar Advertising Company - Class A	1,927	258,257
Mid-America Apartment Communities, Inc.	2,750	451,440
Public Storage	2,926	1,018,394
Realty Income Corporation	8,061	466,651
Regency Centers Corporation	4,047	305,913
Sabra Health Care REIT, Inc.	5,686	106,499
SBA Communications Corporation	1,260	285,075
Simon Property Group, Inc.	6,740	1,237,464
SL Green Realty Corporation	1,583	123,775
Sun Communities, Inc.	1,683	212,613
Texas Pacific Land Corporation	342	547,231
UDR, Inc.	6,687	306,666

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Real Estate - 9.0% (Continued)
REITs - 8.9% (Continued)
VICI Properties, Inc	23,572	$ 768,683
Welltower, Inc.	10,636	1,469,682
		15,905,022
Technology - 23.3%
Semiconductors - 7.3%
Broadcom, Inc.	8,070	1,307,985
NVIDIA Corporation	80,967	11,193,688
Texas Instruments, Inc.	2,663	535,343
		13,037,016
Software - 5.2%
ACI Worldwide, Inc. (a)	3,438	195,347
CommVault Systems, Inc. (a)	1,421	243,829
Dynatrace, Inc. (a)	7,420	416,930
Intuit, Inc.	972	623,762
Microsoft Corporation	11,938	5,055,266
Oracle Corporation	4,876	901,280
Salesforce, Inc.	3,181	1,049,698
SAP SE - ADR	3,632	862,963
		9,349,075
Technology Hardware - 7.7%
Apple, Inc.	49,597	11,770,856
Cisco Systems, Inc.	12,966	767,717
Nintendo Company Ltd. - ADR	29,965	438,987
Sony Group Corporation - ADR	44,058	883,363
		13,860,923
Technology Services - 3.1%
Accenture plc - Class A	2,908	1,053,772
CACI International, Inc. - Class A (a)	602	276,848
International Business Machines Corporation	2,787	633,792
Kyndryl Holdings, Inc. (a)	4,206	145,990
Mastercard, Inc. - Class A	2,532	1,349,404
Morningstar, Inc.	552	195,491
PayPal Holdings, Inc. (a)	2,930	254,236
Visa, Inc. - Class A	5,332	1,680,006
		5,589,539

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Utilities - 0.7%
Electric Utilities - 0.7%
Duke Energy Corporation	2,464	$ 288,411
Iberdrola S.A. - ADR	7,600	435,556
NextEra Energy, Inc.	3,239	254,812
Southern Company (The)	3,244	289,138
		1,267,917

Total Common Stocks (Cost $124,126,380)		$ 160,614,820

EXCHANGE-TRADED FUNDS - 9.6%	Shares	Value
Cambria Tactical Yield ETF	19,500	$ 494,228
iShares China Large-Cap ETF	93,600	2,837,016
iShares Gold Trust (a)	71,732	3,604,533
iShares MSCI China ETF	58,292	2,758,377
iShares MSCI India ETF (a)	33,825	1,852,934
iShares MSCI Philippines ETF	3,427	87,971
iShares MSCI Qatar ETF	11,295	205,682
iShares MSCI South Africa ETF	2,632	124,888
iShares MSCI Taiwan ETF	19,095	1,014,899
iShares MSCI Thailand ETF	11,500	729,215
iShares MSCI UAE ETF	13,685	212,862
Vanguard Total Bond Market ETF (a)	6,750	496,800
Xtrackers Harvest CSI 300 China ETF - A Shares	101,669	2,773,530
Total Exchange-Traded Funds (Cost $15,354,036)		$ 17,192,935

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.50% (b)	148,057	$ 148,057
First American Government Obligations Fund - Class X, 4.56% (b)	1,390,263	1,390,263
Total Money Market Funds (Cost $1,538,320)		$ 1,538,320

Investments at Value - 100.0% (Cost $141,018,736)		$ 179,346,075

Other Assets in Excess of Liabilities - 0.0% (c)		76,374

Net Assets - 100.0%		$ 179,422,449

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.
(c)	Percentage rounds to less than 0.1%.

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea